FAIR VALUES AND MEASUREMENTS OF FINANCIAL INSTRUMENTS (Details Textual) (USD $)	Dec. 31, 2014
Financing Receivable, Modifications, Recorded Investment	$ 4,557,000
Financing Receivable Modifications Specified Reserves	$ 0